Financing Receivables net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financing Receivables, net
Balance at beginning of period	$ 2,268,712	$ 2,239,151
Change in allowance for credit losses	(2,283,320)	92,036
Foreign currency translation adjustment	14,608	(62,475)
Balance at end of period	$ 0	$ 2,268,712